CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
CAPITAL STRUCTURE
16.	CAPITAL STRUCTURE
Treasury Shares
Melco’s treasury shares represent new shares issued by Melco and the shares repurchased by Melco under the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.

No ordinary

shares were issued by Melco to its depositary bank for future vesting of restricted shares and exercise of share options during the years ended December 31, 2022, 2021 and 2020. Melco issued

14,720,040
,
6,042,543
and
2,694,507
ordinary shares upon vesting of restricted shares an
d
nil
,
2,478,594

and
389,181
ordinary shares upon exercise of share options during the years ended December 31, 2022, 2021 and 2020, respectively.
On March 21, 2018, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs for
 up to an aggregate of $500,000 over a three-year period which commenced on March 21, 2018 under a share repurchase program. On November 8, 2018, the Board of Directors of Melco further authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period commenced on November 8, 2018 under an additional share repurchase program (this share repurchase program together with the share repurchase program authorized on March 21, 2018, the “2018 Share Repurchase Programs”). Purchases under the 2018 Share Repurchase Programs could
 be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The share repurchase program that was authorized on March 21, 2018 expired on March 21, 2021. The 2021 Share Repurchase Program (as described below) is effective on June 2, 2021 and replaced the share repurchase program that was authorized on November 8, 2018 and originally due to expire in November 2021.
On June 2, 2021, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year perio
d

which commenced on June 2, 2021 under a share repurchase program (the “2021 Share Repurchase Program”). Purchases under the 2021 Share Repurchase Program may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
and/or Rule
10b5-1
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2021 Share Repurchase Program may be suspended, modified or terminated by Melco at any time prior to its expiration.
On Augus
t 18, 2022, Melco, Melco International and Melco Leisure and Entertainment Group Limited (“Melco Leisure”), a subsidiary of Melco International, entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase 9,995,799 ordinary shares of Melco and 25,000,000 ADSs of Melco (equivalent to 75,000,000 ordinary shares) from Melco Leisure (the “Share Repurchase”). On August 26, 2022, the Share Repurchase was completed for an aggregate consideration of $152,709, which represents an average price of $1.7967 per share or $5.39 per ADS. Following the completion of the Share Repurchase, 9,995,799 ordinary shares of Melco were retired (the “Share Retirement”).
In addition to
the Share Repurchase and the Share Retirement as described above, 5,929,076 ADSs, equivalent to 17,787,228 ordinary shares were repurchased under the 2021 Share Repurchase Program, of which 1,500,000 ordinary shares repurchased were retired during the year ended December 31, 2022. During the year ended December 31, 2021, 5,372,045 ADSs, equivalent to 16,116,135 ordinary shares were repurchased under the 2021 Share Repurchase Program, of which nil ordinary shares repurchased were retired. During the year ended December 31, 2020, 3,148,824 ADSs, equivalent to 9,446,472 ordinary shares were repurchased under the 2018 Share Repurchase Programs, of which nil ordinary shares repurchased were retired.

As of
December 31, 2022 and 2021, Melco had 1,445,052,143 and 1,456,547,942 issued ordinary shares, and 109,744,816 and 33,177,628 treasury shares, with 1,335,307,327 and 1,423,370,314 ordinary shares outstanding, respectively.